Nature of Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation

1. Nature of Operations and Basis of Presentation

Nature of Operations

Nucor is principally a manufacturer of steel and steel products, as well as a scrap broker and processor, with operating facilities and customers primarily located in North America.

Principles of Consolidation

The consolidated financial statements include Nucor and its controlled subsidiaries, including Nucor-Yamato Steel Company, a limited partnership of which Nucor owns 51%. All intercompany transactions are eliminated.

Distributions are made to noncontrolling interest partners in Nucor-Yamato Steel Company in accordance with the limited partnership agreement by mutual agreement of the general partners. At a minimum, sufficient cash is distributed so that each partner may pay its U.S. federal and state income taxes.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Reclassifications

In the first quarter of 2018, the Company began reporting its tubular products and piling products businesses as part of the steel products segment. These businesses were previously included in the steel mills segment and were reclassified to the steel products segment as part of a realignment of Nucor’s reportable segments to reflect the way in which they are now viewed by management and how segment performance assessments began to be made by the chief operating decision maker beginning in such period. As a result, certain prior period amounts have been reclassified to conform to the current year presentation. These reclassifications did not have an impact on the consolidated financial statements of the Company for the prior periods presented. See Note 22 for more information related to this segment realignment.